Accounts Payable and Accrued Liablilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accrued expenses consist of the following:

	As of
(in thousands)	December 31, 2016	December 31, 2015
Accounts payable	$4,612	$11,934
Accrued operating	2,250	2,371
Accrued administrative	3,171	1,909
Accounts payable and accrued expenses	$10,033	$16,214